Term Loan and Revolving Credit Facility	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Orbitz
Entity Information [Line Items]
Term Loan and Revolving Credit Facility
Term Loan and Revolving Credit Facility

Our $530.0 million senior secured credit facility (the “Credit Agreement”) consists of a $450.0 million term loan (the
“Term Loan”) maturing April 15, 2021 and a five year $80.0 million revolving credit facility maturing April 15, 2019 (the
“Revolver”).

Term Loan

The Term Loan bears interest at a variable rate, at our option, of the Eurocurrency Rate plus a margin of 3.50% per annum, or the Base Rate plus 2.50% per annum. The Eurocurrency Rate is equal to the LIBOR rate as determined by the British Bankers Association (adjusted for any applicable statutory reserves as defined in the Credit Agreement) and with respect to the Term Loan shall not be less than 1.00% per annum. The Base Rate for any day is equal to the greater of (a) the Fed Funds Rate in effect plus 0.5%, (b) the Credit Suisse AG prime rate and (c) the one-month Eurocurrency Rate plus 1.00%.

The principal amount of the Term Loan is payable in quarterly installments of $1.125 million, with the final installment of the remaining outstanding balance due at the applicable maturity date with respect to such Term Loan. In addition, we are required, subject to certain exceptions, to make payments on the Term Loan (a) annually in the first quarter of each fiscal year in an amount of 50% (which percentage will be reduced to 25% and 0% subject to achieving certain first lien leverage ratios) of the prior year’s excess cash flow, as defined in the Credit Agreement, (b) in an amount of 100% of net cash proceeds from asset sales subject to certain reinvestment rights, and (c) in an amount of 100% of net cash proceeds of any issuance of debt other than debt permitted to be incurred under the Credit Agreement. Due to the excess cash flow payment we made in March of this year, we are not required to make any quarterly installment payments on the Term Loan until 2019.

The change in the Term Loan during the six months ended June 30, 2015 was as follows:

Amount
(in thousands)
Balance at January 1, 2015 (current and non-current)	$447,750
Prepayment from excess cash flow (1)	(18,151)
Balance at June 30, 2015 (current and non-current)	$429,599

(1) Some lenders exercised the right to reject their pro rata share of the prepayment.

Based on our current financial projections for the year ending December 31, 2015, we estimate that we will be required to make a $24.1 million prepayment from excess cash flow in the first quarter of 2016. The amount of prepayment required is subject to change based on actual results, which could differ materially from our financial projections as of June 30, 2015. Prepayments from excess cash flow are applied to the scheduled quarterly Term Loan principal payments in order of maturity. The potential amount of prepayment from excess cash flow that will be required beyond the first quarter of 2016 is not reasonably estimable as of June 30, 2015.

At June 30, 2015, $200.0 million of the Term Loan had a fixed interest rate as a result of interest rate swaps and $229.6 million had a variable rate based on LIBOR, resulting in a blended interest rate of 4.94%, excluding the impact of the amortization of debt issuance costs (see Note 7 - Derivative Financial Instruments).

The table below shows the aggregate maturities of the Term Loan over the remaining term of the Credit Agreement, excluding any mandatory prepayments from excess cash flow that could be required under the Term Loan in future periods.

Year	(in thousands)
2015	—
2016	—
2017	—
2018	—
2019	4,349
Thereafter	425,250
Total	$429,599

Revolver

The Revolver provides for borrowings and letters of credit up to $80.0 million, through which we are allowed to issue up to $55.0 million in letters of credit. The Revolver bears interest at a variable rate, at our option, of the Eurocurrency Rate plus a margin of 3.00% per annum or the Base Rate plus a margin of 2.00% per annum. We pay a letter of credit fee in the amount of the Eurocurrency Rate on all outstanding letters of credit and we incur a facility fee of 0.50% per annum on all loans, letters of credit and any unused amounts on the Revolver. At June 30, 2015 there were no outstanding borrowings or letters of credit issued under the Revolver.

Credit Agreement Terms

The Term Loan and Revolver are both secured by substantially all of our domestic subsidiaries’ tangible and intangible assets, including a pledge of 100% of the outstanding capital stock or other equity interests of substantially all of our direct and indirect domestic subsidiaries and 65% of the capital stock or other equity interests of certain of our foreign subsidiaries, subject to certain exceptions. The Term Loan and Revolver are also guaranteed by substantially all of our domestic subsidiaries.

The Credit Agreement contains various customary restrictive covenants that limit our ability to, among other things: incur additional indebtedness or enter into guarantees; enter into sale/leaseback transactions; make investments, loans or acquisitions; grant or incur liens on our assets; sell our assets; engage in mergers, consolidations, liquidations or dissolutions; engage in transactions with affiliates; and make restricted payments. The Credit Agreement requires us not to exceed a maximum first lien leverage ratio, as defined in the Credit Agreement, of 5.00 to 1.

Term Loan and Revolving Credit Facility

On April 15, 2014, we entered into an amendment (the “Second Amendment”) to the $515.0 million senior secured credit agreement entered into on March 25, 2013, as refinanced and amended on May 24, 2013 (the “Credit Agreement”), composed of a 7-year, $450.0 million term loan maturing April 15, 2021 (the “Term Loan”) and a 5-year $80.0 million revolving credit facility maturing April 15, 2019 (the “Revolver”). The proceeds of the Term Loan were used to repay approximately $439.9 million of term loans outstanding under the Credit Agreement, pay certain fees and expenses incurred with the Second Amendment and for general corporate purposes. The term loans under the Credit Agreement, which were repaid, had original principal amounts of $100.0 million maturing September 25, 2017 and $350.0 million maturing March 25, 2019. Interest rates on these tranches were the Eurocurrency Rate plus 3.50% per annum, or the Base Rate plus 2.50% per annum and the Eurocurrency Rate plus 4.75% per annum or the Base Rate plus 3.75% per annum, respectively.

Following the Second Amendment, the $530.0 million senior secured credit facility (the “Amended Credit Agreement”) consists of the Term Loan and the Revolver. Among other things, the Second Amendment reduced the financial maintenance covenants, increased certain baskets and added certain exceptions under certain negative covenants in the Credit Agreement.

Term Loan

The Term Loan bears interest at a variable rate, at our option, of the Eurocurrency Rate plus a margin of 3.50% per annum, or the Base Rate plus 2.50% per annum. The Eurocurrency Rate is equal to the LIBOR rate as determined by the British Bankers Association (adjusted for any applicable statutory reserves as defined in the Amended Credit Agreement) and with respect to the Term Loan shall not be less than 1.00% per annum. The Base Rate for any day is equal to the greater of (a) the Fed Funds Rate in effect plus 0.5%, (b) the Credit Suisse AG prime rate and (c) the one-month Eurocurrency Rate plus 1.00%.

The principal amount of the Term Loan is payable in quarterly installments of $1.125 million beginning September 30, 2014, with the final installment of the remaining outstanding balance due at the applicable maturity date with respect to such Term Loan. In addition, we are required, subject to certain exceptions, to make payments on the Term Loan (a) annually in the first quarter of each fiscal year in an amount of 50% (which percentage will be reduced to 25% and 0% subject to achieving certain first lien leverage ratios) of the prior year’s excess cash flow, as defined in the Amended Credit Agreement, (b) in an amount of 100% of net cash proceeds from asset sales subject to certain reinvestment rights, and (c) in an amount of 100% of net cash proceeds of any issuance of debt other than debt permitted to be incurred under the Amended Credit Agreement.

Based on our excess cash flow for the year ended December 31, 2014, we are required to make a $25.9 million prepayment in the first quarter of 2015. Prepayments from excess cash flow are applied, in order of maturity, to the scheduled quarterly Term Loan payments. As a result, we will not be required to make any scheduled principal payments on the Term Loan until 2020.

The changes in term loans during the year ended December 31, 2014 were as follows:

Amount
(in thousands)
Balance at January 1, 2014 (current and non-current)	$443,250
Scheduled principal payments of the term loan under the Credit Agreement	(3,375)
Repayment of term loan under the Credit Agreement	(439,875)
Balance per Credit Agreement	$—

Proceeds from issuance of Term Loan pursuant to the Second Amendment	$450,000
Scheduled principal payments of Term Loan	(2,250)
Balance at December 31, 2014 (current and non-current)	$447,750

At December 31, 2014, $200.0 million of the Term Loan had a fixed interest rate as a result of interest rate swaps and $247.8 million had a variable rate based on LIBOR, resulting in a blended interest rate of 4.94%, excluding the impact of the amortization of debt issuance costs (see Note 12 - Derivative Financial Instruments).

The table below shows the aggregate maturities of the Term Loans over the remaining term of the Amended Credit Agreement, excluding any mandatory prepayments that could be required under the Term Loan beyond the first quarter of 2015. The potential amount of prepayment from excess cash flow that will be required beyond the first quarter of 2015 is not reasonably estimable as of December 31, 2014.

Year	(in thousands)
2015	$25,871
2016	—
2017	—
2018	—
2019	—
Thereafter	421,879
Total	$447,750

Revolver

The Revolver provides for borrowings and letters of credit up to $80.0 million, through which we are allowed to issue up to $55.0 million in letters of credit. The Revolver bears interest at a variable rate, at our option, of the Eurocurrency Rate plus a margin of 3.00% per annum or the Base Rate plus a margin of 2.00% per annum. We pay a letter of credit fee in the amount of the Eurocurrency Rate on all outstanding letters of credit and we incur a facility fee of 0.50% per annum on all loans, letters of credit and any unused amounts on the Revolver. At December 31, 2014 there were no outstanding borrowings or letters of credit issued under the Revolver.

Amended Credit Agreement Terms

The Term Loan and Revolver are both secured by substantially all of our domestic subsidiaries’ tangible and intangible assets, including a pledge of 100% of the outstanding capital stock or other equity interests of substantially all of our direct and indirect domestic subsidiaries and 65% of the capital stock or other equity interests of certain of our foreign subsidiaries, subject to certain exceptions. The Term Loan and Revolver are also guaranteed by substantially all of our domestic subsidiaries.

The Amended Credit Agreement contains various customary restrictive covenants that limit our ability to, among other things: incur additional indebtedness or enter into guarantees; enter into sale/leaseback transactions; make investments, loans or acquisitions; grant or incur liens on our assets; sell our assets; engage in mergers, consolidations, liquidations or dissolutions; engage in transactions with affiliates; and make restricted payments.

The Amended Credit Agreement requires us not to exceed a maximum first lien leverage ratio, as defined in the Amended Credit Agreement, of 5.00 to 1. As of December 31, 2014, we were in compliance with the financial covenants of the Amended Credit Agreement.

We incurred an aggregate of $6.7 million of debt issuance costs to obtain the Amended Credit Agreement in April 2014 and due to the nature and terms of the Second Amendment, the entire amount was capitalized and is included in Other non-current assets in the Consolidated Balance Sheet. The capitalized debt issuance costs will be amortized to interest expense over the contractual terms of the Term Loan and Revolver. Due to the extinguishment of the term loan of the Credit Agreement, unamortized debt issuance costs of $2.2 million related to the Credit Agreement were expensed during the year ended December 31, 2014, and included in Other expense in the Consolidated Statement of Operations.